S000004345 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000 Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
iShares Russell 1000 Value ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	11.13%	10.34%
Performance Inception Date				May 22, 2000
iShares Russell 1000 Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.21%	10.61%	9.76%
iShares Russell 1000 Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.60%	8.77%	8.37%